Other Expenses - Summary of Other Expenses (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Apr. 16, 2012 $1 billion syndicated revolving credit facility	Dec. 31, 2013 $1 billion syndicated revolving credit facility Collateralized	Jun. 20, 2011 $1 billion syndicated revolving credit facility Collateralized	Dec. 31, 2013 $500 million syndicated revolving credit facility Collateralized	Apr. 17, 2012 $500 million syndicated revolving credit facility Collateralized
Components of Other Income (Expense) [Line Items]
Long-term revolving credit facility	$ 1,000.0	$ 1,000.0	$ 1,000.0	$ 500.0	$ 500.0